Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Sep. 30, 2012	$ (2,772,435)	$ 5,645	$ 0	$ (2,778,080)
Balance (in shares) at Sep. 30, 2012		5,645,212
Net loss	(1,853,791)	$ 0	0	(1,853,791)
Equity acquired in reverse merger on June 26	0	$ 41,500	(41,500)	0
Equity acquired in reverse merger on June 26 (in shares)		41,500,000
Issuance of common stock and 2,500,000 warrants to purchase 2,500,000 shares of common stock on June 26 for $1,250,000 ($0.50 per share)	1,250,000	$ 2,500	1,247,500	0
Issuance of common stock and 2,500,000 warrants to purchase 2,500,000 shares of common stock on June 26 for $1,250,000 ($0.50 per share) (in shares)		2,500,000
Exchange of debt and accrued interest for common stock pursuant to reverse merger on June 26	2,470,022	$ 9,000	2,461,022	0
Exchange of debt and accrued interest for common stock pursuant to reverse merger on June 26 (in shares)		9,000,025
500,000 warrants to purchase 500,000 shares of common stock on July 3 for $250,000 ($0.50 per share)	250,000	$ 500	249,500	0
500,000 warrants to purchase 500,000 shares of common stock on July 3 for $250,000 ($0.50 per share) (in shares)		500,000
Issuance of common stock and 1,000,000 warrants to purchase 1,000,000 shares of common stock on August 30 for $500,000 ($0.50 per share)	500,000	$ 1,000	499,000	0
Issuance of common stock and 1,000,000 warrants to purchase 1,000,000 shares of common stock on August 30 for $500,000 ($0.50 per share) (in shares)		1,000,000
Grant of one warrant to purchase 145,985 shares of common stock issued with note payable on September 30	55,293	$ 0	55,293	0
Stock based compensation expense	287,927	0	287,927	0
Balance at Sep. 30, 2013	187,016	$ 60,145	4,758,742	(4,631,871)
Balance (in shares) at Sep. 30, 2013		60,145,237
Net loss	(8,142,823)	$ 0	0	(8,142,823)
Issuance of restricted stock for services	94,875	$ 275	94,600	0
Issuance of restricted stock for services (in shares)		275,000
Exercise of stock options	92,500	$ 231	92,269	0
Exercise of stock options (in shares)		231,250
Issuance of stock in Private Placement Funding	(225,297)	$ 11,400	(236,697)	0
Issuance of stock in Private Placement Funding (in shares)		11,400,000
Stock based compensation expense	1,101,286	$ 0	1,101,286	0
Balance at Sep. 30, 2014	(6,892,443)	$ 72,051	$ 5,810,200	$ (12,774,694)
Balance (in shares) at Sep. 30, 2014		72,051,487
Net loss	$ (1,850,066)
Exercise of stock options (in shares)	0
Balance at Jun. 30, 2015	$ (6,065,411)